BACKGROUND (Details Narrative)		3 Months Ended		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of incorporation		Apr. 24, 2017		Apr. 24, 2017
Stockholders equity reverse stock split	1 for 60 ratio	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stockholders equity reverse stock split	1 for 60 ratio